UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-23439
Exact name of registrant as specified in charter:	ETF Opportunities Trust
Address of principal executive offices:	8730 Stony Point Parkway Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co. Corporation Trust Center 1209 Orange St., Wilmington, DE 19801 With Copy to: Practus, LLP 11300 Tomahawk Creek Parkway Suite 310 Leawood, KS 66211
Registrant's telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	July 31
Date of reporting period:	July 31, 2025

American Conservative Values ETF

ITEM 1.(a).  Reports to Stockholders.

American Conservative Values ETF Tailored Shareholder Report

annual Shareholder Report July 31, 2025 American Conservative Values ETF Ticker: ACVF (Listed on the NYSE Arca, Inc.)

This annual shareholder report contains important information about the American Conservative Values ETF for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at acvetfs.com/acv-fund-material/. You can also request this information by contacting us at (888) 909-6030.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Conservative Values ETF	$81	0.75%

How did the Fund perform?

The American Conservative Values ETF (the "Fund") returned 14.82% for the period of August 1, 2024 to July 31, 2025 vs 16.33% for the S&P 500® Index and 16.54% for the Russell 1000® Total Return Index. The Fund invests substantially all of its assets in a portfolio of large-cap US equities and performance was affected by the boycotting of securities which in aggregate represent an active share (30%) of the S&P 500® benchmark. During the reporting period, the S&P 500®’s positive return masked a period of significant market volatility. Due to uncertainty around Trump’s tariffs, budget impact and Fed policy, the S&P 500® Index reached its maximum drawdown of -18.8% on April 8th, before rallying 27.7%, reaching an all-time high on July 27th. The equity market continues to be significantly influenced by the performance of the Magnificent Seven.

What affected the Fund’s performance?

The performance of our boycotts compared to what companies we overweight or replaced them with in the portfolio will always be the most significant driver of our relative returns to benchmarks. To minimize the resulting active risk, we remained broadly diversified and attempted to control multiple risk factors such as size, sector, and style. In aggregate, ACVF’s 39 boycotts, which represented approximately 30% of the S&P 500®, detracted 4.21% from performance, while what we did own contributed 3.62% to the one-year return.

Cumulative Performance

(based on a hypothetical $10,000 investment)

American Conservative Values ETF - $19,776
S&P 500® Index - $20,080
$21,000
$20,000
$19,000
$18,000
$17,000
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
10/28/2020*
7/31/2021
7/31/2022
7/31/2023
7/31/2024
7/31/2025

*	Inception

Annual Performance

	One Year	Average Annual Total Return Since Inception
American Conservative Values ETF	14.82%	15.42%
S&P 500® Index	16.33%	15.78%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

Visit acvetfs.com/fund/acv-etf-fund-data/ for more recent performance information.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

American Conservative Values ETF Tailored Shareholder Report

Sector Breakdown

Top Ten Holdings
Nvidia Corp.	8.33%
Microsoft Corp.	6.71%
Broadcom, Inc.	2.81%
Berkshire Hathaway Class B	1.80%
Mastercard, Inc. Class A	1.78%
Walmart, Inc.	1.77%
Cisco Systems, Inc.	1.76%
Home Depot, Inc.	1.53%
Oracle Corp.	1.53%
The Procter & Gamble Co	1.33%

Key Fund Statistics

(as of July 31, 2025)

Fund Net Assets	$131,159,676
Number of Holdings	372
Total Advisory Fee	$865,874
Portfolio Turnover Rate	6.37%

For additional information about the Fund, including its summary prospectus, prospectus, financial information, holdings and proxy information, visit acvetfs.com/acv-fund-material/.

What did the Fund invest in?

(% of Net Assets as of July 31, 2025)

ITEM 1.(b).	Not applicable.

ITEM 2.	CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e) Not applicable.

(f) The code of ethics is attached hereto as exhibit 19(a)(1).

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $15,400 for 2025 and $15,400 for 2024.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2025 and $0 for 2024.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,300 for 2025 and $3,300 for 2024. The nature of the services comprising these fees include preparation of excise filings and income tax returns and assistance with calculation of required income, capital gain and excise distributions.

(d) All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2025 and $0 for 2024.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant’s Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant.  The Audit Committee also pre-approves any non-audit services provided by the registrant’s principal accountant to the adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)	NA

(c)	0%

(d)	NA

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2025 and $0 for 2024.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a)	The registrant has an audit committee which was established by the Board of Trustees of the registrant in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. Each of the registrant’s Trustees serves as a member of its Audit Committee.

(b)	Not applicable.

ITEM 6.	INVESTMENTS.

(a)	The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

FINANCIAL STATEMENTS
AND OTHER INFORMATION

Year Ended July 31, 2025

American Conservative Values ETF

FINANCIAL STATEMENTS | July 31, 2025

American Conservative Values ETF

Schedule of InvestmentsJuly 31, 2025

See Notes to Financial Statements

		Shares	Value
99.82%	COMMON STOCKS

4.72%	COMMUNICATION SERVICES
	AT&T, Inc.	34,091	$934,434
	Charter Communications, Inc.(A)	2,165	583,164
	Electronic Arts, Inc.	2,154	328,463
	Fox Corp. Class A	3,745	208,821
	Fox Corp. Class B	3,533	180,678
	The Interpublic Grou	7,915	194,709
	Live Nation Entertainment(A)	993	146,666
	News Corp. Class A	5,400	158,328
	News Corp. Class B	4,937	164,995
	Newsmax, Inc.(A)	17,055	226,661
	Omnicom Group, Inc.	3,664	263,991
	Pinterest, Inc.(A)	4,056	156,562
	Spotify Technology SA ADR(A)	1,311	821,394
	Take-Two Interactive(A)	1,484	330,531
	T-Mobile US, Inc.	5,490	1,308,871
	Trump Media & Technology Group Corp.(A)	10,196	179,348
			6,187,616

9.71%	CONSUMER DISCRETIONARY
	Advance Auto Parts	222	11,782
	Airbnb, Inc.(A)	3,557	470,982
	Aptiv plc ADR(A)	883	60,609
	Autozone, Inc.(A)	111	418,290
	Bath & Body Works, Inc.	977	28,294
	Best Buy Co., Inc.	773	50,291
	Booking Holdings, Inc.	237	1,304,462
	Borg-Warner, Inc.	989	36,395
	Darden Restaurants, Inc.	445	89,743
	Domino’s Pizza, Inc.	111	51,416
	DoorDash, Inc.(A)	2,302	576,076
	DR Horton, Inc.	884	126,271
	eBay, Inc.	1,856	170,288
	Etsy, Inc.(A)	1,327	77,324
	Expedia Group, Inc.	2,330	419,913
	Ford Motor Co.	13,741	152,113
	Garmin Ltd. ADR	2,757	603,121
	Genuine Parts Co.	555	71,528
	Hasbro, Inc.	224	16,836

FINANCIAL STATEMENTS | July 31, 2025

American Conservative Values ETF

Schedule of Investments - continuedJuly 31, 2025

See Notes to Financial Statements

		Shares	Value
	Hilton Worldwide Holdings, Inc.	883	$236,715
	Home Depot, Inc.	5,463	2,007,707
	Kohl’s Corp.	4,095	44,390
	Las Vegas Sands Corp.	1,325	69,430
	Lennar Corp.	660	74,039
	Lithia Motors, Inc.	455	131,040
	LKQ Corp.	660	19,450
	Marriott International Class A	2,127	561,166
	McDonald’s Corp.	4,272	1,281,899
	MGM Resorts International(A)	2,760	100,602
	O’Reilly Automotive, Inc.(A)	7,243	712,132
	Phinia, Inc.	207	10,495
	Polo Ralph Lauren Corp.	110	32,862
	Pool Corp.	111	34,204
	Pulte Group, Inc.	334	37,715
	PVH Corp.	221	16,226
	Ross Stores, Inc.	2,752	375,758
	Royal Caribbean Cruises ADR	553	175,782
	Skechers U.S.A., Inc.(A)	2,406	152,180
	Smith & Wesson Brands, Inc.	11,512	91,520
	Sturm Ruger & Co., Inc.	3,461	118,228
	Tapestry, Inc.	664	71,732
	TJX Companies, Inc.	9,174	1,142,438
	Tractor Supply Co.	4,313	245,625
	Ulta Beauty, Inc.(A)	111	57,166
	Under Armour, Inc. Class A(A)	7,937	52,702
	Under Armour, Inc. Class C(A)	9,022	56,839
	Wynn Resorts Ltd.	329	35,871
	Yum! Brands, Inc.	342	49,299
			12,730,946
6.55%	CONSUMER STAPLES
	Altria Group, Inc.	5,251	325,247
	Archer-Daniels-Midland Co.	1,727	93,569
	Brown-Forman Corp. Class B	671	19,358
	Church & Dwight Co.	553	51,855
	The Clorox Co	104	13,058
	Colgate-Palmolive Co.	2,916	244,507
	Constellation Brands, Inc.	879	146,828
	Dollar General Corp.	1,008	105,739
	Dollar Tree, Inc.(A)	548	62,225
	Estee Lauder Cos. Class A	553	51,617
	General Mills, Inc.	1,326	64,948

FINANCIAL STATEMENTS | July 31, 2025

American Conservative Values ETF

Schedule of Investments - continuedJuly 31, 2025

See Notes to Financial Statements

		Shares	Value
	The Hershey Compan	334	$62,167
	Kimberly-Clark Corp.	772	96,207
	The Kraft Heinz Co	2,097	57,584
	Kroger Co.	772	54,117
	McCormick & Co., Inc.(B)	442	31,218
	Mondelez International Inc. Class A	12,458	805,908
	Monster Beverage Corp.(A)	4,188	246,045
	PepsiCo, Inc.	6,907	952,613
	Philip Morris International, Inc.	5,878	964,286
	The Procter & Gamble Co	11,592	1,744,248
	Sysco Corp.	531	42,268
	Walgreens Boots Alliance, Inc.	2,868	33,384
	Walmart, Inc.	23,690	2,321,146
			8,590,142

3.15%	ENERGY
	Baker Hughes Co.	2,313	104,201
	Chevron Corp.	6,144	931,676
	ConocoPhillips	2,428	231,486
	EOG Resources, Inc.	1,213	145,584
	Exxon Mobil Corp.	15,238	1,701,170
	Halliburton Co.	2,201	49,302
	Kinder Morgan, Inc.	5,070	142,264
	Marathon Petroleum Corp.	2,237	380,715
	Occidental Petroleum Corp.	2,209	97,064
	Oneok, Inc.	989	81,207
	Schlumberger Ltd. ADR	4,185	141,453
	Williams Cos., Inc.	2,092	125,415
			4,131,537

13.04%	FINANCIALS
	Aflac, Inc.	662	65,776
	American International Group	777	60,319
	Ameriprise Financial, Inc.	446	231,113
	Aon plc ADR	553	196,708
	Arthur J Gallagher & Co.	223	64,057
	Bank Of New York Mellon	1,078	109,363
	Berkshire Hathaway Class B(A)	4,990	2,354,681
	Blackstone, Inc.	2,906	502,622
	Capital One Financial	3,642	783,030
	CBOE Global Markets, Inc.	1,191	287,079
	The Charles Schwab Corp	3,041	297,197

FINANCIAL STATEMENTS | July 31, 2025

American Conservative Values ETF

Schedule of Investments - continuedJuly 31, 2025

See Notes to Financial Statements

	Shares	Value
Chubb Ltd. ADR	1,674	$445,351
Cincinnati Financial Corp.	445	65,642
Citigroup, Inc.	8,246	772,650
Citizens Financial Group	1,872	89,332
CME Group, Inc.	2,479	689,856
Coinbase Global, Inc.(A)	486	183,591
Fidelity National Information Services, Inc.	1,871	148,576
Fifth Third Bancorp	3,087	128,327
Fiserv, Inc.(A)	4,699	652,879
Franklin Resources, Inc.	658	15,792
Global Payments, Inc.	1,973	157,741
Hartford Financial Services Group, Inc.	774	96,278
Huntington Bancshares	3,419	56,174
Intercontinental Exchange	3,107	574,267
Invesco Ltd. ADR	336	7,059
Keycorp	2,316	41,503
KKR & Co., Inc.	1,842	270,000
Loews Corp.	543	49,163
MarketAxess Holdings, Inc.	111	22,810
Marsh & McLennan Cos, Inc.	1,449	288,641
Mastercard, Inc. Class A	4,124	2,336,122
MetLife, Inc.	3,908	296,813
Moody’s Corporation	1,111	572,976
Morgan Stanley	3,122	444,760
MSCI, Inc.	113	63,434
Northern Trust Corp.	881	114,530
The PNC Financial Services Group, Inc	2,019	384,155
Principal Financial Group, Inc.	443	34,479
Prudential Financial, Inc.	446	46,197
Raymond James Financial	663	110,807
Regions Financial Corp.	3,966	100,459
Rocket Cos, Inc.	8,135	120,154
S&P 500 Global, Inc.	1,546	852,001
State Street Corp.	1,323	147,845
Synchrony Financial	223	15,536
T Rowe Price Group, Inc.	774	78,522
The Travelers Companies, Inc	229	59,595
Truist Financial Corp.	5,288	231,138
US Bancorp	6,453	290,127
Wells Fargo & Co.	12,249	987,637
Willis Towers Watson plc ADR	334	105,480
		17,100,344

FINANCIAL STATEMENTS | July 31, 2025

American Conservative Values ETF

Schedule of Investments - continuedJuly 31, 2025

See Notes to Financial Statements

		Shares	Value
9.06%	HEALTH CARE
	Abbott Laboratories	5,564	$702,121
	Abbvie, Inc.	5,698	1,077,036
	Agilent Technologies, Inc.	553	63,490
	Amgen, Inc.	1,562	460,946
	Becton Dickinson & Co.	774	137,966
	Biogen, Inc.(A)	131	16,768
	Boston Scientific Corp.(A)	4,131	433,425
	Bristol-Myers Squibb Co.	7,591	328,766
	Cardinal Health, Inc.	657	101,980
	Cencora, Inc.	663	189,671
	Centene Corp.(A)	1,210	31,545
	The Cigna Grou	2,211	591,177
	Cooper Cos., Inc.(A)	444	31,386
	CVS Health Corp.	3,861	239,768
	Danaher Corp.	2,560	504,730
	Dexcom, Inc.(A)	888	71,724
	Edwards Lifescience Corp.(A)	1,547	122,693
	Elevance Health, Inc.	1,039	294,120
	Eli Lilly & Co.	2,316	1,714,002
	Embecta Corp.	127	1,290
	Fortrea Holdings, Inc.(A)	222	1,274
	GE Healthcare Technologies	1,006	71,748
	Gilead Sciences, Inc.	1,224	137,443
	Grail, Inc.(A)	79	2,702
	HCA Healthcare, Inc.	328	116,109
	Hologic, Inc.(A)	331	22,117
	Humana, Inc.	769	192,150
	Idexx Laboratories, Inc.(A)	113	60,377
	Illumina, Inc.(A)	442	45,398
	Incyte Corp.(A)	336	25,163
	Intuitive Surgical, Inc.(A)	1,468	706,240
	Iqvia Holdings, Inc.(A)	441	81,964
	Labcorp Holdings, Inc.	222	57,738
	McKesson Corp.	560	388,382
	Medtronic plc ADR	4,109	370,796
	Merck & Company, Inc.	8,372	654,021
	Mettler-Toledo International, Inc.(A)	1	1,234
	Regeneron Pharmaceuticals, Inc.	336	183,274
	ResMed, Inc.	223	60,643
	Solventum Corp.(A)	217	15,485
	Stryker Corp.	1,005	394,694

FINANCIAL STATEMENTS | July 31, 2025

American Conservative Values ETF

Schedule of Investments - continuedJuly 31, 2025

See Notes to Financial Statements

		Shares	Value
	Thermo Fisher Scientific, Inc.	1,220	$570,569
	Veeva Systems, Inc. Class A(A)	214	60,819
	Vertex Pharmaceuticals(A)	789	360,470
	Zimmer Biomet Holdings	341	31,253
	Zoetis, Inc.	1,095	159,640
			11,886,307

11.69%	INDUSTRIALS
	3M Co.	871	129,971
	Amentum Holdings, Inc.(A)	348	8,689
	American Airlines Group(A)	5,730	65,837
	Ametek, Inc.	439	81,149
	Automatic Data Processing, Inc.	1,566	484,677
	The Boeing Co(A)	1,546	342,965
	Broadridge Financial Solutions, Inc.	333	82,421
	Builders FirstSource, Inc.(A)	1,004	127,639
	Canadian Pacific Kansas City Southern ADR	2,214	162,840
	Carrier Global Corp.	1,213	83,236
	Caterpillar, Inc.	1,673	732,807
	CH Robinson Worldwide, Inc.	336	38,748
	Cintas Corp.	2,237	497,844
	Copart, Inc.(A)	15,799	716,169
	CSX Corp.	6,608	234,848
	Cummins, Inc.	553	203,294
	Deere & Co.	1,266	663,852
	Eaton Corp. plc	2,104	809,451
	Emerson Electric Co.	2,008	292,184
	Equifax, Inc.	332	79,756
	Expeditors International of Washington, Inc.	444	51,611
	Fastenal Co.	3,312	152,783
	FedEx Corp.	663	148,174
	Fortive Corporation	776	37,194
	GE Vernova LLC	782	516,347
	General Dynamics Corp.	325	101,273
	General Electric Co.	3,129	848,209
	Grainger WW, Inc.	112	116,428
	Honeywell International	2,557	568,549
	Illinois Tool Works, Inc.	663	169,708
	Ingersoll Rand, Inc.	884	74,813
	Jacobs Solutions, Inc.	329	46,675

FINANCIAL STATEMENTS | July 31, 2025

American Conservative Values ETF

Schedule of Investments - continuedJuly 31, 2025

See Notes to Financial Statements

		Shares	Value
	JB Hunt Transport Services, Inc.	111	$15,990
	Johnson Controls International ADR	2,908	305,340
	L3Harris Technologies, Inc.	664	182,480
	Lockheed Martin Corp.	778	327,522
	Norfolk Southern Corp.	235	65,330
	Northrop Grumman Corp.	443	255,438
	Old Dominion Freight	446	66,566
	Otis Worldwide Corp.	658	56,384
	PACCAR, Inc.	1,521	150,214
	Parker-Hannifin Corp.	333	243,723
	Paychex, Inc.	1,104	159,340
	Paycom Software, Inc.	111	25,701
	Quanta Services, Inc.	111	45,080
	RB Global, Inc. ADR	2,280	246,833
	Republic Services, Inc.	2,228	513,888
	Rockwell Automation, Inc.	111	39,040
	RTX Corp.	4,467	703,865
	Southwest Airlines Co.	2,206	68,232
	Trane Technologies plc ADR	550	240,944
	Transdigm Group, Inc.	111	178,539
	Uber Technologies, Inc.(A)	9,022	791,680
	Union Pacific Corp.	2,003	444,606
	United Airlines Holdings(A)	2,196	193,929
	UPS, Inc. Class B	1,974	170,080
	Veralto Corp.	854	89,525
	Verisk Analytics, Inc.	1,414	394,096
	Wabtec Corp.	439	84,310
	Waste Management, Inc.	2,485	569,463
	Xylem, Inc.	223	32,250
			15,330,529

18.37%	INFORMATION TECHNOLOGY - HARDWARE
	Advanced Micro Devices(A)	5,020	885,076
	Amphenol Corp. Class A	3,566	379,815
	Analog Devices, Inc.	2,645	594,146
	Broadcom, Inc.	12,553	3,686,816
	Cisco Systems, Inc.	33,972	2,312,814
	Corning, Inc.	2,098	132,678
	HP, Inc.	5,164	128,067
	Intel Corp.	16,249	321,730
	Jabil, Inc.	1,573	351,046
	Keysight Technologies, Inc.(A)	442	72,448

FINANCIAL STATEMENTS | July 31, 2025

American Conservative Values ETF

Schedule of Investments - continuedJuly 31, 2025

See Notes to Financial Statements

		Shares	Value
	Lam Research Corp.	6,658	$631,445
	Microchip Technology, Inc.	1,104	74,619
	Micron Technology, Inc.	4,004	436,997
	Motorola Solutions, Inc.	2,108	925,370
	Nvidia Corp.	61,433	10,927,088
	NXP Semiconductors NV ADR	971	207,571
	Qualcomm, Inc.	4,112	603,477
	Ralliant Corp.(A)	258	11,796
	Roper Technologies, Inc.	1,014	558,106
	TE Connectivity plc ADR	1,106	227,560
	Texas Instruments, Inc.	3,444	623,571
			24,092,236
17.54%	INFORMATION TECHNOLOGY - SOFTWARE & SERVICES
	Accenture plc Class A ADR	3,007	803,170
	Adobe, Inc.(A)	2,330	833,418
	Applied Materials, Inc.	3,586	645,695
	Arista Networks, Inc.(A)	8,925	1,099,738
	Autodesk, Inc.(A)	1,224	371,007
	Cadence Design Systems(A)	1,896	691,225
	CDW Corp.	334	58,243
	Cognizant Tech Solutions	3,914	280,869
	CrowdStrike Holdings, Inc.(A)	580	263,651
	F5, Inc.(A)	1,100	344,762
	Fair Isaac Corp.(A)	207	297,401
	Fortinet, Inc.(A)	2,195	219,280
	Gartner Group, Inc.(A)	440	149,006
	Hewlett-Packard Enterprise	13,270	274,556
	Intuit, Inc.	1,644	1,290,754
	KLA Corp.	590	518,628
	Manhattan Associates, Inc.(A)	678	148,929
	Microsoft Corp.	16,504	8,804,884
	Oracle Corp.	7,890	2,002,245
	Palo Alto Networks, Inc.(A)	3,049	529,306
	Seagate Technology Holdings plc ADR	545	85,570
	ServiceNow, Inc.(A)	1,143	1,077,986
	Synopsys, Inc.(A)	1,344	851,384
	Tyler Technologies, Inc.(A)	106	61,963
	Verisign, Inc.	3,216	864,686
	Workday, Inc. Class A(A)	968	222,040
	Zebra Technologies Corp.(A)	657	222,736
			23,013,132

FINANCIAL STATEMENTS | July 31, 2025

American Conservative Values ETF

Schedule of Investments - continuedJuly 31, 2025

See Notes to Financial Statements

		Shares	Value
2.26%	MATERIALS
	Air Products and Chemicals, Inc.	666	$191,728
	Albemarle Corp.	111	7,531
	Amcor plc ADR	4,962	46,395
	Ball Corporation	1,104	63,215
	Celanese Corp. Class A	112	5,850
	Corteva, Inc.	2,208	159,263
	Dow, Inc.	879	20,472
	Dupont de Nemours, Inc.	754	54,213
	Ecolab, Inc.	776	203,126
	FMC Corp.	112	4,372
	Freeport-McMoran, Inc.	5,293	212,990
	International Flavors & Fragrance, Inc.	221	15,698
	International Paper Co.	1,545	72,213
	Linde plc ADR	2,350	1,081,611
	LyondellBasell Industries NV ADR	659	38,176
	The Mosaic Co	881	31,725
	Newmont Goldcorp Corp.	2,094	130,037
	Nucor Corp.	768	109,878
	Olin Corp.	6,652	125,989
	Packaging Corp. of America	223	43,206
	PPG Industries, Inc.	663	69,946
	The Sherwin-Williams Co	664	219,704
	Smurfit Kappa Group plc ADR	553	24,542
	Sylvamo Corp.	119	5,482
	Vulcan Materials Co.	111	30,488
			2,967,850

1.63%	REAL ESTATE
	Alexandria Real Estate Equities, Inc. REIT	223	17,044
	American Tower Corporate REIT	1,229	256,111
	AvalonBay Communities, Inc. REIT	334	62,218
	CBRE Group, Inc.(A)	1,323	206,044
	Crown Castle, Inc. REIT	1,216	127,789
	Digital Realty Trust, Inc. REIT	773	136,388
	Equinix, Inc.	335	263,032
	Equity Residential REIT	994	62,821
	Extra Space Storage, Inc. REIT	112	15,048
	Host Hotels & Resorts, Inc. REIT	1,316	20,688
	Mid-America Apartment Communities REIT	112	15,952
	Millrose Properties, Inc. REIT	324	9,717
	Prologis, Inc.	3,589	383,233
	Public Storage REIT	552	150,111

FINANCIAL STATEMENTS | July 31, 2025

American Conservative Values ETF

Schedule of Investments - continuedJuly 31, 2025

See Notes to Financial Statements

		Shares	Value
	Realty Income Corp. REIT	539	$30,254
	SBA Communications Corp.	103	23,146
	Simon Property Group, Inc. REIT	549	89,921
	Ventas, Inc. REIT	657	44,137
	Welltower, Inc. REIT	1,104	182,237
	Weyerhaeuser Co. REIT	1,761	44,113
			2,140,004

2.10%	UTILITIES
	AES Corp.	657	8,640
	Ameren Corp.	99	10,012
	American Electric Power, Inc.	450	50,913
	American Water Works Co.	223	31,274
	CenterPoint Energy, Inc.	1,102	42,780
	Consolidated Edison, Inc.	109	11,282
	Constellation Energy Corp.	443	154,093
	Dominion Energy, Inc.	641	37,466
	DTE Energy Co.	446	61,731
	Duke Energy Corp.	1,418	172,486
	Edison International	873	45,501
	Eversource Energy	883	58,366
	Exelon Corp.	1,080	48,535
	FirstEnergy Corp.	1,436	61,332
	NextEra Energy, Inc.	8,685	617,156
	Public Service Enterprise Group, Inc.	1,213	108,915
	Sempra Energy	470	38,390
	The Southern Compan	10,793	1,019,723
	WEC Energy Group	666	72,647
	Xcel Energy, Inc.	1,324	97,235
			2,748,477

99.82%	TOTAL COMMON STOCKS
	(Cost: $100,431,145)		130,919,120

99.82%	TOTAL INVESTMENTS
	(Cost: $100,431,145)		130,919,120
0.18%	Other assets, net of liabilities		240,556
100.00%	NET ASSETS		$131,159,676

(A)Non-income producing

(B)Non-voting shares

ADR - Security represented is held by the custodian in the form of American Depositary Receipts.

REIT- Real Estate Investment Trust

FINANCIAL STATEMENTS | July 31, 2025

American Conservative Values ETF

Statement of Assets and LiabilitiesJuly 31, 2025

See Notes to Financial Statements

ASSETS
Investments at value (cost of $100,431,145) (Note 1)	$130,919,120
Cash	245,309
Dividends receivable	78,430
TOTAL ASSETS	131,242,859

LIABILITIES
Accrued advisory fees	83,183
TOTAL LIABILITIES	83,183
NET ASSETS	$131,159,676

Net Assets Consist of:
Paid-in capital	$103,369,975
Distributable earnings (accumulated deficit)	27,789,701
Net Assets	$131,159,676

NET ASSET VALUE PER SHARE
Net Assets	$131,159,676
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	2,750,000
Net Asset Value and Offering Price Per Share	$47.69

FINANCIAL STATEMENTS | July 31, 2025

American Conservative Values ETF

Statement of OperationsYear Ended July 31, 2025

See Notes to Financial Statements

INVESTMENT INCOME
Dividend income (net of foreign tax withheld of $1,457)	$1,604,777
Total investment income	1,604,777

EXPENSES
Investment advisory fees (Note 2)	865,874
Total expenses	865,874
Net investment income (loss)	738,903

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments(1)	2,806,226
Net change in unrealized appreciation (depreciation) of investments	12,356,955

Net realized and unrealized gain (loss) on investments	15,163,181

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$15,902,084

(1)Includes reazlied gains (losses) as a result of in-kind transactions (Note 3).

FINANCIAL STATEMENTS | July 31, 2025

American Conservative Values ETF

Statements of Changes in Net Assets

See Notes to Financial Statements

	Year Ended July 31, 2025	Year Ended July 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$738,903	$583,679
Net realized gain (loss) on investments	2,806,226	2,403,253
Net change in unrealized appreciation (depreciation) of investments	12,356,955	12,047,457
Increase (decrease) in net assets from operations	15,902,084	15,034,389

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders	(751,218)	(565,179)
Decrease in net assets from distributions	(751,218)	(565,179)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Proceeds from shares issued	23,473,329	38,258,227
Shares redeemed	(6,757,242)	(10,035,347)
Increase (decrease) in net assets from capital stock transactions	16,716,087	28,222,880

NET ASSETS
Increase (decrease) during year	31,866,953	42,692,090
Beginning of year	99,292,723	56,600,633
End of year	$131,159,676	$99,292,723

FINANCIAL STATEMENTS | July 31, 2025

American Conservative Values ETF

Selected Per Share Data Throughout Each Period

FINANCIAL STATEMENTS | July 31, 2025

American Conservative Values ETF

Financial Highlights

	Years Ended July 31,				Period Ended July 31, 2021*
	2025	2024	2023	2022

Net asset value, beginning of period	$41.81	$34.83	$30.99	$32.55	$25.00
Investment activities
Net investment income (loss)(1)	0.28	0.29	0.29	0.25	0.19
Net realized and unrealized gain (loss) on investments	5.89	6.97	3.83	(1.58)	7.53
Total from investment activities	6.17	7.26	4.12	(1.33)	7.72
Distributions
Net investment income	(0.29)	(0.28)	(0.28)	(0.21)	(0.17)
Net realized gain	—	—	—	(0.02)	—
Total distributions	(0.22)	(0.28)	(0.28)	(0.23)	(0.17)
Net asset value, end of period	$47.69	$41.81	$34.83	$30.99	$32.55

Total Return(2)	14.82%	20.93%	13.45%	(4.06%)	30.96%
Ratios/Supplemental Data
Ratios to average net assets(3)
Expenses	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income (loss)	0.64%	0.77%	0.94%	0.77%	0.82%
Portfolio turnover rate(4)	6.37%	12.98%	9.27%	3.70%	6.04%
Net assets, end of period (000’s)	$131,160	$99,293	$56,601	$32,537	$13,965

(1)Per share amounts caluculated using the average shares outstanding during the period.

(2)Total return is for the period indicated and has not been annualized for periods less than one year.

(3)Ratios to average net assets have been annualized for periods less than a year.

(4)Portfolio turnover rate is for the period indicated, excludes the effect of securities received or delivered from processing in-kind creations or redemptions, and has not been annualized for periods less than one year.

*The Fund commenced operations on October 28, 2020.

FINANCIAL STATEMENTS | July 31, 2025

American Conservative Values ETF

Notes to Financial StatementsJuly 31, 2025

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The American Conservative Values ETF (the “Fund”) is a diversified series of ETF Opportunities Trust, a Delaware statutory trust (the “Trust”) which was organized on March 18, 2019 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The offering of the Fund’s shares is registered under the Securities Act of 1933, as amended. The Fund commenced operations on October 28, 2020.

The Fund’s objective is to seek to achieve long-term capital appreciation with capital preservation as a secondary objective.

The Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by Ridgeline Research LLC (the “Advisor”) to make investment decisions, and the results of the Fund’s operations, as shown in its Statement of Operations and Financial Highlights, is the information utilized for the day-to-day management of the Fund. Due to the significance of oversight and its role in the Fund’s management, the Advisor’s portfolio manager is deemed to be the Chief Operating Decision Maker.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Fund records its investments at fair value. Generally, the Fund’s domestic securities are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale are valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. If market quotations are not readily available, securities are valued at their fair market value as determined in good faith under procedures set by the Trust’s Board of Trustees (the “Board”). Although the Board is ultimately responsible

FINANCIAL STATEMENTS | July 31, 2025

American Conservative Values ETF

Notes to Financial Statements - continuedJuly 31, 2025

for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to the Advisor as the Valuation Designee pursuant to the Fund’s policies and procedures. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally are valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the- counter market.

The Fund has a policy that contemplates the use of fair value pricing to determine the net asset value (“NAV”) per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded, but prior to the time as of which the Fund’s NAV is calculated, that is likely to have changed the value of the security. Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

FINANCIAL STATEMENTS | July 31, 2025

American Conservative Values ETF

Notes to Financial Statements - continuedJuly 31, 2025

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Fund’s investments as of July 31, 2025:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$130,919,120	$—	$—	$130,919,120
	$130,919,120	$—	$—	$130,919,120

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and sector. The Fund held no Level 3 securities at any time during the year ended July 31, 2025.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis to calculate realized gains and losses from security transactions for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also

FINANCIAL STATEMENTS | July 31, 2025

American Conservative Values ETF

Notes to Financial Statements - continuedJuly 31, 2025

intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the year ended July 31, 2025, such reclassifications were attributable primarily to the tax treatment of redemptions in-kind.

Distributable earnings	$(3,280,998)
Paid-in capital	3,280,998

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid quarterly by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually. The Fund may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. All distributions are recorded on the ex-dividend date.

Creation Units

The Fund issues and redeems shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 25,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) will be required to pay Citibank, N.A. (the “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Custodian for each creation order is $1,500. Authorized Participants wishing to

FINANCIAL STATEMENTS | July 31, 2025

American Conservative Values ETF

Notes to Financial Statements - continuedJuly 31, 2025

redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $1,500.

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Fund may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Fund’s principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participation Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of July 31, 2025:

	Creation Unit Shares	Creation Transaction Fee	Value
American Conservative Values ETF	25,000	$1,500	$1,192,250

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

FINANCIAL STATEMENTS | July 31, 2025

American Conservative Values ETF

Notes to Financial Statements - continuedJuly 31, 2025

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor manages the investment portfolio of the Fund, subject to the policies adopted by the Trust’s Board of Trustees. Under the Advisory Agreement, the Advisor, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. Under the Advisory Agreement, the Advisor assumes and pays all ordinary expenses of the Fund, except the fee paid to the Advisor pursuant to the Investment Advisory Agreement, distribution fees or expenses under a 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

For its services with respect to the Fund, the Advisor is entitled to receive an annual advisory fee, calculated daily and payable monthly as a percentage of the Fund’s average daily net assets, at the rate of 0.75%.

The Advisor has retained Vident Asset Management (the “Sub-Advisor”), to serve as sub-advisor for the Fund. The Sub-Advisor is responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Advisor, subject to the supervision of the Advisor and the Board.

For the services it provides to the Fund, the Sub-Advisor is compensated by the Advisor from the advisory fees paid by the Fund to the Advisor. Fees to the Sub-Advisor are calculated daily and paid monthly, based on the daily net assets

FINANCIAL STATEMENTS | July 31, 2025

American Conservative Values ETF

Notes to Financial Statements - continuedJuly 31, 2025

of the Fund at the following rate: 0.05% on the first $250 million in net assets; 0.04% on the next $250 million in net assets; and 0.03% on any net assets in excess of $500 million (subject to a minimum of $30,000 per year).

Fund Administrator

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator. As administrator, CFS supervises all aspects of the operations of the Fund except those performed by the Advisor and the Sub-Advisor. For its services, fees to CFS are computed daily and paid monthly based on the average daily net assets of the Fund. The Advisor pays these fees.

Custodian

Citibank, N.A. serves as the Fund’s Custodian pursuant to a Global Custodial and Agency Services Agreement. For its services, Citibank, N.A. is entitled to a fee. The Advisor pays these fees monthly.

Fund Accountant and Transfer Agent

Citi Fund Services, Ohio, Inc. serves as the Fund’s Fund Accountant and Transfer Agent pursuant to a Services Agreement. For its services, Citi Fund Services, Ohio, Inc. is entitled to a fee. The Advisor pays these fees monthly.

Distributor

Foreside Fund Services, LLC serves as the Fund’s principal underwriter pursuant to an ETF Distribution Agreement. For its services, Foreside Fund Services, LLC is entitled to a fee. The Advisor pays these fees monthly.

Trustees and Officers

Each Trustee who is not an “interested person” of the Trust receives compensation for their services to the Funds. Each Trustee receives an annual retainer fee, paid quarterly. Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. The Advisor pays these costs.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus, LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus, LLP. J. Stephen King, Jr., Assistant Secretary of the Trust, is a partner of Practus, LLP. Tom Carter, Vice President

FINANCIAL STATEMENTS | July 31, 2025

American Conservative Values ETF

Notes to Financial Statements - continuedJuly 31, 2025

of the Trust, is President of the Advisor. Neither the officers and/or directors of CFS, Mr. Lively, Mr. King, or Mr. Carter receive any special compensation from the Trust or the Fund for serving as officers of the Trust.

The Fund’s Chief Compliance Officer and Assistant Chief Compliance Officer are not compensated directly by the Fund for its service. However, the Assistant Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the Fund, including the provision of the Chief Compliance Officer and the Assistant Chief Compliance Officer. The Chief Compliance Officer is the Managing Member of Fit Compliance, LLC, which has been retained by Watermark to provide the Chief Compliance Officer’s services.

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than in-kind transactions for the year ended July 31, 2025, were as follows:

Purchases	Sales
$7,349,246	$7,386,524

The costs of purchases and proceeds from the sales of in-kind transactions associated with creations and redemptions for the year ended July 31, 2025, were as follows:

Purchases	Sales	Realized Gain
$23,364,423	$6,550,908	$3,280,650

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

FINANCIAL STATEMENTS | July 31, 2025

American Conservative Values ETF

Notes to Financial Statements - continuedJuly 31, 2025

The tax character of distributions during the years ended July 31, 2025 and 2024 were as follows:

	Year Ended July 31, 2025	Year Ended July 31, 2024
Distributions paid from:
Ordinary income	$751,218	$565,179
	$751,218	$565,179

As of July 31, 2025, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

Accumulated undistributed net investment income (loss)	$27,043
Other losses	(2,724,636)
Net unrealized appreciation (depreciation) on investments	30,487,294
$27,789,701

As of July 31, 2025, the Fund had a capital loss carryforward of $2,724,636, of which $851,226 is considered short term and $1,873,410 is considered long term. These losses may be carried forward indefinitely.

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
$100,431,826	$34,736,323	$(4,249,029)	$30,487,294

The difference between book basis and tax basis accumulated appreciation (depreciation) is attributable primarily to the deferral of wash sale losses.

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of the Fund are listed for trading on the NYSE Arca, Inc. (the “Exchange”), and trade at market prices rather than at NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV. The Fund will issue and redeem shares at NAV only in large blocks of 25,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

All orders to create Creation Units must be placed with the Fund’s distributor or transfer agent either (1) through the Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the U.S.

FINANCIAL STATEMENTS | July 31, 2025

American Conservative Values ETF

Notes to Financial Statements - continuedJuly 31, 2025

Securities and Exchange Commission (“SEC”), by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participation Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” Investors should contact the Distributor for the names of Authorized Participants. All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

Shares of beneficial interest transactions for the Fund were:

	Year Ended July 31, 2025	Year Ended July 31, 2024
Shares sold	525,000	1,025,000
Shares redeemed	(150,000)	(275,000)
Net increase (decrease)	375,000	750,000

NOTE 6 – RISKS OF INVESTING IN THE FUND

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the FDIC or any other government agency. A complete description of the principal risks is included in the Fund’s prospectus under the heading “Principal Risks.”

NOTE 7 – SUBSEQUENT EVENTS

Subsequent to the date of the financial statements, the Fund has made the following distributions to the shareholders of record:

Record Date	Ex-Dividend Date	Character	Amount
September 24, 2025	September 24, 2025	Net investment income	$195,839

Management has evaluated all transactions and events subsequent to the date of the Statement of Assets and Liabilities through the date on which these financial statements were issued and, except as noted above, has noted no additional items require disclosure.

FINANCIAL STATEMENTS | July 31, 2025

American Conservative Values ETF

Report of Independent Registered Public Accounting Firm

See Notes to Financial Statements

To the Shareholders of American Conservative Values ETF and
Board of Trustees of ETF Opportunities Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of American Conservative Values ETF (the “Fund”), a series of ETF Opportunities Trust, as of July 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for the years ended July 31, 2025, 2024, 2023, and 2022 and for the period from October 28, 2020 (commencement of operations) through July 31, 2021, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2025, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for the years ended July 31, 2025, 2024, 2023, and 2022 and for the period October 28, 2020 (commencement of operations) through July 31, 2021, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2025, by correspondence with the custodian. Our audits

FINANCIAL STATEMENTS | July 31, 2025

American Conservative Values ETF

Report of Independent Registered Public Accounting Firm - continued

See Notes to Financial Statements

also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2020.

COHEN & COMPANY, LTD.
Cleveland, Ohio
September 29, 2025

FINANCIAL STATEMENTS | July 31, 2025

American Conservative Values ETF

Supplemental Information (unaudited)

Changes in and disagreements with accountants for open-end management investment companies.

Not applicable.

Proxy disclosures for open-end management investment companies.

The Trustees of the Trust authorized a Special Meeting of Shareholders that was held on August 15, 2024 (the “Special Meeting”). The Special Meeting was called for the purpose of electing Trustees to the Trust. Because the Special Meeting involved a matter that affected the Trust as a whole, the proposal was put forth for consideration by shareholders of each series of the Trust, including the Fund. A quorum of shareholders was not achieved and the Special Meeting was adjourned without action.

Remuneration paid to Directors, Officers, and others of open-end management investment companies.

Ridgeline Research, LLC (the “Advisor”) has agreed in the Investment Advisory Agreement to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, the Advisor pays the compensation to each Independent Trustee and the Chief Compliance Officer for services to the Fund from the Advisor’s management fees.

Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7 which includes proxy disclosures for open-end management investment companies in the Supplemental Information.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7 which includes remuneration paid to the Trustees and Officers in the Supplemental Information.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable because it is not a closed-end management investment company.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Code of Ethics in response to Item 2 of this Form N-CSR is attached hereto.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 - Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1) Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(3)(2) Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: October 3, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: October 3, 2025

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: October 3, 2025

* Print the name and title of each signing officer under his or her signature.